Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings

Note 4 – Borrowings

Equipment Leases

As of June 30, 2021 and December 31, 2020, the Company’s borrowings consisted of equipment leases at an interest rate of 12.35% per annum. The principal and interest payments extend through November 30, 2021.

Future minimum lease payments under non-cancelable capital leases during the year ended June 30, are as follows:

2022	$9,520
Less: Interest expenses	287
Total	$9,233

Note 4 – Borrowings

Automobile and Equipment Leases

As of December 31, 2020 and 2019, the Company’s borrowings consisted of automobile and equipment leases. Interest rates ranged from 4% to 12%. The principal and interest payments extend through November 30, 2021.

Future minimum lease payments under non-cancelable capital leases as of December 31, 2020 were as follows:

Year ending December 31, 2021	$20,943
Less: Interest expenses	1,237
Total	$19,706